Convertible Notes, at Fair Value (Details)				1 Months Ended	12 Months Ended
	Dec. 02, 2025 CNY (¥)	Dec. 02, 2025 USD ($)	Dec. 10, 2021 USD ($)	Sep. 30, 2022	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($) $ / shares	Dec. 02, 2025 USD ($)	Aug. 15, 2024 USD ($)	Jun. 28, 2024 USD ($)	Apr. 30, 2023 $ / shares	Dec. 31, 2022 $ / shares
Convertible Notes, at Fair Value [Line Items]
Cash proceeds | ¥					¥ 20,433,704		¥ 41,104,980
Convertible notes per share (in Dollars per share)									$ 4.1319
Adjusted conversion price (in Dollars per share)													$ 54.25	$ 54.25
Loss of debt extinguishment | ¥					¥ (73,078,104)		¥ (10,657,161)
Principal amount	¥ 636,595,230									$ 89,922,201
Series A Convertible Notes [Member]
Convertible Notes, at Fair Value [Line Items]
Principal amount | $									$ 100			$ 45,000,000
Series A-1 Convertible Note [Member]
Convertible Notes, at Fair Value [Line Items]
Convertible notes per share (in Dollars per share)									$ 4.1319
Principal amount | $									$ 100		$ 15,741,340
Convert shares (in Shares) | shares					24.202	24.202
Series A-2 Preferred Share [Member]
Convertible Notes, at Fair Value [Line Items]
Convert shares (in Shares) | shares					24.202	24.202
Convertible Junior Notes [Member]
Convertible Notes, at Fair Value [Line Items]
Loss of debt extinguishment					¥ 74,917,500	$ 10,500,000
THHK [Member]
Convertible Notes, at Fair Value [Line Items]
Collateral percentage					100.00%	100.00%
Convertible Debt [Member]
Convertible Notes, at Fair Value [Line Items]
Aggregate principal amount | $			$ 50,000,000
Investors discount			2.00%
Cash proceeds | $			$ 49,000,000
Cash percentage				10.00%
Owing interest				12.00%
Convertible notes per share (in Dollars per share)													$ 57.5	$ 57.5
Date of falling			24 months
Repurchased all outstanding principal and accrued interest	495,007,230									$ 69,922,201
Loss of debt extinguishment	¥ 7,690,096	$ 1,077,799
Fair value due to instrument specific credit					¥ 5,850,700				$ 820,000
Convertible Debt [Member] | Prior to [Member]
Convertible Notes, at Fair Value [Line Items]
Cash percentage				7.00%
Owing interest				9.00%	8.00%	8.00%
Convertible Senior Secured Notes [Member]
Convertible Notes, at Fair Value [Line Items]
Convertible notes per share (in Dollars per share)									$ 2.7822
Interest rate, per annum	8.00%									8.00%
Converted amount | $						$ 5,000,000
Maximum [Member]
Convertible Notes, at Fair Value [Line Items]
Convertible notes per share (in Dollars per share)									4.1319
Maximum [Member] | Series A-1 Convertible Note [Member]
Convertible Notes, at Fair Value [Line Items]
Convertible notes per share (in Dollars per share)									35.94
Minimum [Member]
Convertible Notes, at Fair Value [Line Items]
Convertible notes per share (in Dollars per share)									2.7822
Minimum [Member] | Series A-1 Convertible Note [Member]
Convertible Notes, at Fair Value [Line Items]
Convertible notes per share (in Dollars per share)									$ 24.202